Consolidated Statements of Net Loss $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2025 CAD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 1,841.1	$ 2,085.7
Operating expenses
Cost of sales	1,958.4	2,750.5
Administrative and selling expenses	103.6	112.2
Impairment loss	0.0	503.4
Severance Costs	0.0	45.8
Loss from operations	(220.9)	(1,326.2)
Other (income) and expenses
Finance income	(17.8)	(6.6)
Finance costs	55.5	72.1
Interest on pension and other post-employment benefit obligations	16.1	15.8
Foreign exchange loss (gain)	(40.5)	30.6
Other income	(32.7)	(76.2)
Change in fair value of Initial Public Offering ("IPO") and Large Enterprise Tariff Loan ("LETL") Warrant liabilities	4.0	(41.5)
Change in fair value of earnout liability	2.4	(5.6)
Change in fair value of share-based compensation liability	5.3	(19.8)
Change in fair value of derivative	0.0	5.7
Other (income) and expense	(7.7)	(25.5)
Loss before income taxes	(213.2)	(1,300.7)
Income tax recovery	(46.2)	(315.8)
Net loss	$ (167.0)	$ (984.9)
Net loss per common share
Basic | $ / shares	$ (1.54)	$ (9.06)
Diluted | $ / shares	$ (1.54)	$ (9.06)